Held-for-Sale Non-Financial Assets	12 Months Ended
Dec. 31, 2018
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Held-for-Sale Non-Financial Assets

NOTE 13. HELD-FOR-SALE NON-FINANCIAL ASSETS

As of December 31, 2018, Pemex Logistics has Ps. 1,253,638 as held-for-sale current non-financial assets, the potential sale of which is being given careful consideration to maximize its value and maintain a presence in the market.

These held-for-sale current non-financial assets consisted of the following:

	December 31, 2018
Plants	Ps.	712,246
Pipelines		143,434
Buildings		116,868
Lands		92,400
Telecommunications equipment		6,311
Oher assets		1,278

	Ps.	1,072,537

The details relating to the potential sale of these assets are classified as “reserved”, pursuant to Article 110, sections VIII and XIII of the Ley Federal de Transparencia y Acceso a la información Pública (Federal Law on Transparency and Access to Public Information), in relation to Article 82 and Article 111 of the Petróleos Mexicanos Law, since the details are still being considered and evaluated and contain sensitive facts about the commercial and economic scope, which only pertain to PEMEX and its commercial partners.

In addition to the Ps. 1,072,537, there are Ps. 181,101 in held-for-sale assets to CENAGAS, composed of 74 buildings and 10 undeveloped properties.